     As filed with the Securities and Exchange Commission on March 6, 1998
         1933 Act File No.  2-79141


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-3
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 23


                         MONEY MARKET VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                  Sun Life Assurance Company of Canada (U.S.)
                          (Name of Insurance Company)

    One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617)
                                    237-6030
          (Address of Insurance Company's Principal Executive Offices)

          Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                       With Copies of Communications to:
          Bonnie S. Angus, Sun Life Assurance Company of Canada (U.S.)

                 One Copley Place, Boston, Massachusetts 02117


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)

|_| immediately  upon  filing  pursuant to paragraph (b)
|X| on March 6, 1998 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date]  pursuant to paragraph  (a)(ii) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment


================================================================================

                                     PART C

                               Other Information


Item 28. Financial Statements and Exhibits

         (b) The following Exhibits are Incorporated in this Registration Statement by Reference unless otherwise Indicated:

              1 Resolution of the Board of Directors of the Insurance Company dated July 21, 1982 authorizing the establishment of Money Market Variable Account ("MMVA"), High Yield Variable Account ("HYVA"), Capital Appreciation Variable Account ("CAVA"), Government Guaranteed Variable Account ("GGVA"), Government Markets Variable Account ("GMVA"), Total Return Variable Account ("TRVA") and Managed Sectors Variable Account ("MSVA"). MMVA, HYVA, CAVA and GGVA are referred to herein collectively as the "Previous Registrants."


              2 (a) Rules and Regulations of the Previous Registrants; filed herewith.

                (b) Rules and Regulations of GMVA; filed herewith.

                (c) Rules and Regulations of TRVA; filed herewith.

                (d) Rules and Regulations of MSVA; filed herewith.

              3 (a) Custodian Agreements between State Street Bank and Trust
                    Company and the Previous Registrants; filed herewith.

                (b) Custodian  Agreement  between State Street Bank and Trust
                    Company and GMVA; filed herewith.

                (c) Custodian  Agreement  between State Street Bank and Trust
                    Company and TRVA; filed herewith.

                (d) Custodian  Agreement  between State Street Bank and Trust
                    Company and MSVA; filed herewith.

              4 (a) Investment Management Agreements between Massachusetts
                    Financial Services Company and the Previous Registrants; filed herewith.

                (b) Investment Management Agreement between Massachusetts
                    Financial Services Company and GMVA; filed herewith.

                (c) Investment  Management  Agreement  between  Massachusetts
                    Financial Services Company and TRVA; filed herewith.

                (d) Investment  Management  Agreement  between  Massachusetts
                    Financial Services Company and MSVA; filed herewith.

              5 Marketing Coordination and Administrative Services Agreement between the Insurance Company, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. dated July 22, 1982; filed herewith.

              6 Compass 2 Flexible Payment Deferred Combination Variable and Fixed Annuity Contract; filed herewith.

              7 Form of Application used with the Compass 2 Variable Annuity Contract filed as Exhibit 6; filed herewith.

              8 Certificate of Incorporation and By-Laws of the Insurance Company; filed herewith.


              9     Not Applicable.

             10     Not Applicable.


             11 (a) Service  Agreement  between Sun Life Assurance Company of
                    Canada and the Insurance Company dated January 18, 1971; filed herewith.


                (b) Master Administrative  Services  Agreement dated March 1,
                    1997 (incorporated by reference to MFS/Sun Life Series Trust (File Nos. 2-83616 and 811-3732) Post-Effective Amendment No. 19 filed with the SEC via EDGAR on March 18, 1997).


             12 Opinion of David D. Horn, Esq. and Consent to its use as to the legality of the securities being registered. (Not Applicable. )

             13     Consent of Deloitte & Touche, LLP.  (Not Applicable.)


             14     None.

             15     Not Applicable.

             16     Not Applicable.


             17 Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933. (Not Applicable.)


             Power of Attorney; filed herewith.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have caused this Amendment to the Registration Statement to be signed on their behalf in the City of Boston and The Commonwealth of Massachusetts on the 6th day of March, 1998.

                                        MONEY MARKET VARIABLE ACCOUNT
                                        HIGH YIELD VARIABLE ACCOUNT
                                        CAPITAL APPRECIATION VARIABLE ACCOUNT
                                        GOVERNMENT SECURITIES VARIABLE ACCOUNT
                                        WORLD GOVERNMENTS VARIABLE ACCOUNT
                                        TOTAL RETURN VARIABLE ACCOUNT
                                        MANAGED SECTORS VARIABLE ACCOUNT
                                                  (Registrants)


                                        By:     JAMES R. BORDEWICK, JR.
                                        Name:   James R. Bordewick, Jr.
                                        Title:  Assistant Secretary

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Sun Life Assurance Company of Canada (U.S.) has caused this Amendment to the Registration Statement to be signed on its behalf in the City of Boston and The Commonwealth of Massachusetts on the 6th day of March, 1998.


                                        SUN LIFE ASSURANCE COMPANY OF
                                          CANADA (U.S.)



                                        By:*    JOHN D. MCNEIL
                                        Name:   John D. McNeil
                                        Title:  Chairman

                                        *Executed by Bonnie S. Angus on behalf
                                        of those indicated pursuant to Power of
                                        Attorney filed with Post-Effective
                                        Amendment No. 7 to the Registration
                                        Statement on Form N-3 of the Capital
                                        Appreciation Variable Account (File
                                        No. 33-19632).

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

    SIGNATURE                               TITLE


JOHN D. MCNEIL*            Chairman and Member of the Boards of Managers
John D. McNeil


SAMUEL ADAMS*              Member of the Boards of Managers
Samuel Adams



DAVID D. HORN*             Member of the Boards of Managers
David D. Horn



J. KERMIT BIRCHFIELD*      Member of the Boards of Managers
J. Kermit Birchfield


WILLIAM R. GUTOW*          Member of the Boards of Managers
William R. Gutow


DERWYN F. PHILLIPS*        Member of the Boards of Managers
Derwyn F. Phillips

                                        *By:     JAMES R. BORDEWICK, JR.
                                        Name:    James R. Bordewick, Jr.
                                                   as Attorney-in-fact

                                   Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to Power of Attorney filed herewith.

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

   SIGNATURE                               TITLE


JOHN D. MCNEIL*            Chairman and Director (Principal Executive Officer)
John D. McNeil

________________           President and Director
Donald A. Stewart


ROBERT P. VROLYK*          Vice President and Actuary (Principal Financial &
Robert P. Vrolyk            Accounting Officer)


RICHARD B. BAILEY*         Director
Richard B. Bailey


M. COLYER CRUM*            Director
M. Colyer Crum


DAVID D. HORN*             Director
David D. Horn


JOHN S. LANE*              Director
John S. Lane


ANGUS A. MACNAUGHTON*      Director
Angus A. MacNaughton

____________________       Director
C.    James Prieur

____________________       Director
S. Ceaser Raboy

                                        *By:     BONNIE S. ANGUS
                                        Name:    Bonnie S. Angus

                                        Executed by Bonnie S. Angus on behalf of those indicated pursuant to Power of Attorney filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-3 of the Capital Appreciation Variable Account (File
                                        No. 33-19632).

                               POWER OF ATTORNEY

                     Capital Appreciation Variable Account
                     Government Securities Variable Account
                          High Yield Variable Account
                        Managed Sectors Variable Account
                         Money Market Variable Account
                         Total Return Variable Account
                       World Governments Variable Account


         The undersigned, Managers and officers of each of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, Managed Sectors Variable Account, Money Market Variable Account, Total Return Variable Account and World Governments Variable Account (each, the "Registrant"), hereby severally constitute and appoint Bonnie S. Angus, James R. Bordewick, Jr., Stephen E. Cavan, David D. Horn, W. Thomas London and John D. McNeil, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as an investment company under the Investment Company Act of 1940 and/or the securities issued by the Registrant under the Securities Act of 1933, granting unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 24th day of July, 1997.


Signatures                          Title(s)



SAMUEL ADAMS
Samuel Adams                        Manager



J. KERMIT BIRCHFIELD
J. Kermit Birchfield                Manager




WILLIAM R. GUTOW
William R. Gutow                    Manager




DAVID D. HORN
David D. Horn                       Manager



GARTH MARSTON
Garth Marston                       Manager



JOHN D. MCNEIL
John D. McNeil                      Chairman of the Board; Manager; and
                                    Principal Executive Officer




Derwyn Phillips                     Manager



W. THOMAS LONDON
W. Thomas London                    Principal Financial and Accounting
                                    Officer

                               INDEX TO EXHIBITS


EXHIBIT NO.              DESCRIPTION OF EXHIBIT                  PAGE NO.

  2 (a)             Rules and Regulations of the Previous
                    Registrants.

    (b)             Rules and Regulations of GMVA.

    (c)             Rules and Regulations of TRVA.

    (d)             Rules and Regulations of MSVA.

  3 (a)             Custodian Agreements between State Street
                    Bank and Trust Company and the Previous
                    Registrants.

    (b)             Custodian Agreement between State Street
                    Bank and Trust Company and GMVA.

    (c)             Custodian Agreement between State Street
                    Bank and Trust Company and TRVA.

    (d)             Custodian Agreement between State Street
                    Bank and Trust Company and MSVA.

  4 (a)             Investment Management Agreements between
                    Massachusetts Financial Services Company and the Previous Registrants.

    (b)             Investment Management Agreement between
                    Massachusetts Financial Services Company and GMVA.

    (c)             Investment Management Agreement between
                    Massachusetts Financial Services Company and TRVA.

    (d)             Investment Management Agreement between
                    Massachusetts Financial Services Company and MSVA.

  5 Marketing Coordination and Administrative Services Agreement between the Insurance Company, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. dated July 22, 1982.

  6 Compass 2 Flexible Payment Deferred Combination Variable and Fixed Annuity Contract.

  7                 Form of  Application  used  with  the
                    Compass  2  Variable  Annuity Contract
                    filed as Exhibit 6.

EXHIBIT NO.              DESCRIPTION OF EXHIBIT                  PAGE NO.

  8 Certificate of Incorporation and By-Laws of the Insurance Company.

 11 (a)             Service Agreement between Sun Life
                    Assurance Company of Canada and the
                    Insurance Company dated January 18, 1971.

                    Power of Attorney; filed herewith.